Stock-Based Compensation (Tables)	12 Months Ended
May 26, 2013
Share-based Compensation [Abstract]
Recognized Stock-Based Compensation Expense
Stock-based compensation expense included in continuing operations was as follows:

(in millions)	Fiscal Year
	2013	2012	2011
Stock options	$18.4	$19.0	$20.7
Restricted stock/restricted stock units	2.6	4.3	9.9
Darden stock units	19.9	17.1	17.1
Performance stock units	5.1	12.6	15.6
Employee stock purchase plan	1.8	1.8	1.9
Director compensation program/other	1.5	1.3	1.4
	$49.3	$56.1	$66.6

Summary Of Stock Option Activity
The following table presents a summary of our stock option activity as of and for the year ended May 26, 2013:

	Options (in millions)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (Yrs)	Aggregate Intrinsic Value (in millions)
Outstanding beginning of period	12.3	$36.05	5.58	$209.3
Options granted	1.7	49.03
Options exercised	(2.0)	28.96
Options canceled	(0.4)	45.11
Outstanding end of period	11.6	$38.81	5.47	162.6
Exercisable	6.9	$33.84	3.73	$130.7

Summary Of Restricted Stock And RSU Activity
The following table presents a summary of our restricted stock and RSU activity as of and for the fiscal year ended May 26, 2013:

	Shares (in millions)	Weighted-Average Grant Date Fair Value Per Share
Outstanding beginning of period	0.3	$39.63
Shares granted	0.1	50.23
Shares vested	(0.2)	36.49
Outstanding end of period	0.2	$35.13

Summary Of Darden Stock Unit Activity
The following table presents a summary of our Darden stock unit activity as of and for the fiscal year ended May 26, 2013:

(All units settled in cash)	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	2.1	$53.06
Units granted	0.6	50.76
Units vested	(0.3)	51.92
Units canceled	(0.2)	42.86
Outstanding end of period	2.2	$52.83

Summary Of Performance Stock Unit Activity
The following table presents a summary of our performance stock unit activity as of and for the fiscal year ended May 26, 2013:

	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	1.1	$39.33
Units granted	0.3	49.58
Units vested	(0.4)	51.97
Units canceled	(0.1)	42.03
Outstanding end of period	0.9	$36.83